First Trust Capital Strength ETF Investment Strategy - First Trust Capital Strength ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. The Index seeks to provide exposure to well-capitalized companies with strong market positions. The companies are screened for strong balance sheets, a high degree of liquidity, the ability to generate earnings growth and a record of financial strength and profit growth. According to the Index Provider, the Index’s initial universe consists of the securities comprising the Nasdaq US BenchmarkTM Index, a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Index then excludes all securities that don't meet the size and liquidity requirements of the Index and multiple classes of the same issuer. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. In order to be eligible for inclusion in the Index, a security must also be a common stock or real estate investment trust ("REIT"), have at least $1 billion in cash or short-term investments, after removing restricted cash, have a long-term debt to market capitalization ratio less than 30%, have a positive shareholder equity and have a return on equity that is greater than 15%. The eligible securities are then ranked based upon a combination of their three-month annualized realized volatility and twelve-month realized volatility. Securities ranked outside the lowest 15 within each Industry, as determined by the Industry Classification Benchmark ("ICB"), are excluded. The 50 securities with the lowest combined ranks are chosen for inclusion in the Index. In the case of ties in combined ranks, the security with highest free float market capitalization is chosen for inclusion in the Index. Each security is equal weighted in the Index. The Fund may invest in companies with various market capitalizations. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 50 securities and the Fund had significant investments in financial companies and industrials companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. Nasdaq® and The Capital StrengthTM Index are trademarks (the “Marks”) of Nasdaq, Inc. (collectively with its affiliates “Nasdaq”). The Marks are licensed for use with the Fund by the Fund’s investment advisor. The Fund has not been passed on by Nasdaq as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by Nasdaq. The Fund should not be construed in any way as investment advice by Nasdaq. Nasdaq makes no warranties and bears no liability with respect to the Fund.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 50 securities and the Fund had significant investments in financial companies and industrials companies, although this may change from time to time.